Investment in Affiliate - Summary of Investment in Affiliate (Detail) (Resort Solution Co., Ltd. [Member])	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Resort Solution Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Description of business	Management of resort facilities
Acquisition Date	2006-03
Ownership %	20.40%	20.40%	20.40%